Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
other long-term liabilities
Pension and other employee benefits	$ 513	$ 177	$ 166
Contingent payment liabilities	436	518	291
Long-term deferred income taxes		269	228
Long-term deferred income taxes	553	357
Uncertain tax positions		88	88
Due to Baxter International Inc	51
Capital lease obligations		275	14
Other	67	66	58
Total accrued liabilities		1,393	$ 845
Total other long-term liabilities	$ 1,620	$ 1,118